Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2013
Investments in Unconsolidated Joint Ventures
Schedule of the entity's investments in unconsolidated joint ventures

		Percentage of Ownership
		December 31,
Name of Joint Venture	Description	2013	2012
Pelican Landing Timeshares Ventures ("Pelican Landing")	Multi-family timeshare units—Bonita Springs, Florida	51.0%	51.0%
Florida Home Finance Group LLC ("FHFG")	Mortgage banking operations	—	49.9%

Summary of condensed combined financial information of the entity's unconsolidated joint ventures

	December 31,
	2013	2012
	(in thousands)
Assets
Real estate investments	$3,624	$5,285
Other assets	6,098	10,535

Total assets	$9,722	$15,820

Liabilities and partners' capital
Total liabilities	$1,042	$2,474
Capital—other partners	4,253	6,553
Capital—the Company	4,427	6,793

Total liabilities and partners' capital	$9,722	$15,820

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Combined results of operations
Revenues	$2,074	$5,967	$5,711

Net loss	$(3,345)	$(630)	$(2,668)